Related Parties	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Parties
Related parties
Significant shareholders
The significant shareholders of the Company are Blackrock, Inc., Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) and Caja de Ahorros y Pensiones de Barcelona ("la Caixa"), with stakes in Telefónica, S.A. of 5.70%, 5.18% and 5.01%, respectively at December 31, 2019.
During 2019 and 2018, the Group carried out no significant transactions with Blackrock, Inc. other than the corresponding dividends paid.
The following is a summary of significant transactions between the Telefónica Group and BBVA and la Caixa companies, carried out at market prices:

Millions of euros
2019	BBVA	La Caixa
Finance costs	32	7
Receipt of services	8	8
Purchase of goods	—	62
Other expenses	4	—
Total costs	44	77
Finance income	27	—
Dividends received (1)	11	N/A
Services rendered	13	63
Sale of goods	9	49
Other income	1	—
Total revenues	61	112
Purchase of assets	—	4
Finance arrangements: loans and capital contributions (borrower)	568	116
Finance arrangements: loans and capital contributions (lessee)	—	5
Guarantees	169	91
Commitments	—	89
Finance arrangements: loans and capital contributions (lender)	608	675
Dividends paid	121	108
Factoring operations	904	—
(1) At December 31, 2019, Telefónica held a 0.66% stake (0.66% stake at December 31, 2018) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

The nominal value of outstanding derivatives held with BBVA and la Caixa in 2019 amounted to 14,553 million euros and 557 million euros, respectively (17,962 million euros held with BBVA and 543 million euros held with La Caixa in 2018). As explained under Derivatives policy in Note 19, this figure is inflated by the use in some cases of several levels of derivatives applied to the nominal value of a single underlying. The net fair value of these same derivatives in the statement of financial position is 491 million euros and -2 million euros, respectively at December 31, 2019 (428 million euros and -10 million euros, respectively, at December 31, 2018). Additionally, at December 31, 2019, collateral guarantees on derivatives from BBVA and la Caixa have been received, amounting to 276 million euros and 19 million euros, respectively ( 8 million euros and 6 million euros respectively at December 31, 2018).

Millions of euros
2018	BBVA	La Caixa
Finance costs	37	9
Receipt of services	6	6
Purchase of goods	—	60
Other expenses	3	—
Total costs	46	75
Finance income	42	—
Dividends received	11	N/A
Services rendered	26	60
Sale of goods	3	48
Other income	2	—
Total revenues	84	108
Finance arrangements: loans and capital contributions (borrower)	368	368
Finance arrangements: loans and capital contributions (lessee)	—	10
Guarantees	202	104
Commitments	—	94
Finance arrangements: loans and capital contributions (lender)	595	891
Dividends	124	105
Factoring operations	643	300

On the other hand, in 2019 CaixaBank Payments & Consumer, E.F.C., E.P., S.A.U. and Telefónica, S.A., as shareholders of Telefónica Consumer Finance, E.F.C., S.A. (“TCF”), have agreed to authorize that TCF may carry out activities ancillary to its current core businesses, as well as the implementation of a new activity consisting of the financing of the acquisition of security services by clients of companies in which the Telefónica Group in Spain holds at least 50% of its share capital entailing voting rights that provide such services.

Similarly, in July  2019, a collaboration agreement was signed between Telefónica Digital España, S.L.U. and Banco Bilbao Vizcaya Argentaria, S.A., with the aim of commercializing loans to consumers and SME in Argentina, Colombia and Peru. The actual commercialization is subject to the execution of a local agreement in the relevant country.

Likewise, in September 2019, a financial collaboration agreement was signed between Telefónica, S.A. and CaixaBank, S.A., with special conditions for employees, pensioners and early retirees of the Telefónica Group.

Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 10.
During 2019 and 2018, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 29.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions for these types of insurance and a premium attributable to 2019 of 1,969,090 euros (1,916,210 euros in 2018). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.
Certain Telefónica Group subsidiaries performed transactions in 2019 with Global Dominion Access Group, related to the Group´s ordinary course of business, mainly in Telefónica de España amounting to 27 million euros (25 million euros in 2018).

In the year 2015 a "joint venture" with China Unicom was incorporated, for the development of Big Data Services in China, using the "Smart Steps" technology developed by Telefónica. Telefónica's stake at that time in this company was held by Telefónica Digital España, S.L., with China Unicom Big Data Limited Corporation owning the remaining 55% stake. Moreover, in the year 2019 it came to pass the entry of a third shareholder in the “joint venture” by way of a capital increase fully suscribed by Suqian Xindongteng Business Service Co., Ltd,   controlled by JD.com (reaching a shareholding of 16.67% of the capital share of the aforementioned "joint venture") with the consequent dilution of the then shareholders (Telefónica now holds 37.5%).